INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets with indefinite life

	As of December 31,
	2021	2022
Intangible assets with indefinite lives:
Brand names	5,010	5,111
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	366	368
Purchased software	142	128
Other intangible assets	81	77
Total	5,791	5,876
Less: Accumulated amortization	163	178
Less: Accumulated impairment loss(Note2)	243	420
Total	5,385	5,278

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease excluding brand name and master brand agreement

Amortization for Intangible Assets
2023	36
2024	33
2025	31
2026	29
2027	28
Thereafter	151
Total	308